Results from discontinued operations (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($) $ / shares	Jun. 30, 2021 ARS ($) $ / shares
Statement [Line Items]
Revenues	$ 89,285		$ 69,168	$ 45,880
Costs	(30,804)		(26,119)	(23,204)
Gross profit / (loss)	58,481		43,049	22,676
Net loss from fair value adjustment of investment properties	(49,145)		29,427	(27,469)
General and administrative expenses	19,319		11,377	10,667
Selling expenses	4,511		4,822	5,267
Profit from operations	60,986		75,222	(101,340)
Share of profit of associates and joint ventures	2,622		(764)	(15,483)
Finance income	825		998	1,276
Finance cost	13,876		19,818	25,800
Financial results, net	15,536		25,549	11,791
Loss before income tax	(3,531)		81,193	(24,723)
Loss from discontinued operations	0		0	(31,545)
Equity holders of the parent	60,243		74,487	(105,800)
Non-controlling interest	$ 743		$ 735	$ (27,085)
Basic | $ / shares	$ 80.54		$ 98.53	$ (192.36)
Diluted | $ / shares	$ 80.86		$ 100.52	$ (192.36)
Discontinued Operations [Member]
Statement [Line Items]
Revenues		$ 0	$ 0	$ 133,783
Costs	$ 0		0	108,552
Gross profit / (loss)	0		0	25,231
Net loss from fair value adjustment of investment properties	0		0	(98)
General and administrative expenses	0		0	15,399
Selling expenses	0		0	14,669
Other operating results, net	0		0	5,006
Profit from operations	0		0	71
Share of profit of associates and joint ventures	0		0	2,542
Profit before financial results and income tax	0		0	2,613
Finance income	0		0	1,858
Finance cost	0		0	(24,395)
Other financial results	0		0	1,613
Financial results, net	0		0	20,924
Loss before income tax	0		0	(18,311)
Income tax	0		0	978
Loss from operations that are discontinued	0		0	(17,333)
(Loss) / gain for loss of control	0		0	(14,212)
Loss from discontinued operations	0		0	(31,545)
Equity holders of the parent	0		0	(24,923)
Non-controlling interest	$ 0		$ 0	$ (6,622)
Basic | $ / shares	$ 0		$ 0	$ (45.31)
Diluted | $ / shares	$ 0		$ 45.31	$ 0